Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 43,291	$ 42,502	$ 46,279
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Foreign exchange differences on translation of foreign operations	(1,923)	(4,429)	(19,099)
Total other comprehensive loss, net of tax	(1,923)	(4,429)	(19,099)
Total comprehensive income	41,368	38,073	27,180
Total comprehensive income attributable to:
Equity holders of the Company	35,083	33,276	24,647
Non-controlling interests	6,285	4,797	2,533
Total comprehensive income	$ 41,368	$ 38,073	$ 27,180